Parent Company, Other shareholders, Associates And Other Related Parties Balances and Tansactions - Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services	$ (41,195)	$ (164,644)	$ (47,428)
InterCement Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services		(97,432)	(229,936)
Sales of services	81,260	73,698	13,267
InterCement Portugal, S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services	$ (323,174)	(353,536)	(151,817)
Services provided			19,876
Sacopor S.A. [member]
Disclosure of transactions between related parties [line items]
Purchase of Goods and Services		$ 404	$ (55,322)